Net interest income	6 Months Ended
Jun. 30, 2019
Net interest income
Net interest income

Note 2. Net interest income

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2019	2019	2018	2019	2018	2018
Interest income
Loans to credit institutions	542	538	344	1,080	586	1,475
Loans to the public	693	690	624	1,383	1,196	2,534
Loans in the form of interest-bearing securities	212	190	170	402	329	672
Interest-bearing securities excluding loans in the form of interest-bearing securities	175	183	123	358	247	523
Derivatives	-64	-68	-43	-132	-117	-210
Administrative remuneration CIRR-system	49	46	39	95	71	157
Other assets	1	0	0	1	1	2
Total interest income[1]	1,608	1,579	1,257	3,187	2,313	5,153

Interest expenses
Interest expenses	-1,109	-1,143	-848	-2,252	-1,452	-3,445
Resolution fee	-44	-41	-63	-85	-133	-266
Total interest expenses	-1,153	-1,184	-911	-2,337	-1,585	-3,711
Net interest income	455	395	346	850	728	1,442
[1]	Interest income calculated using the effective interest method amounted to Skr 2,721 million during January-June 2019 (1H18: Skr 1,959 million).